Shareholders Equity (Details Narrative)		1 Months Ended							12 Months Ended
	Nov. 13, 2019	Mar. 05, 2021 $ / shares shares	Feb. 17, 2021 $ / shares	Jun. 26, 2019	Mar. 14, 2019 $ / shares	Mar. 14, 2019 ARS ($)	Mar. 13, 2019	Dec. 05, 2018 ARS ($)	Jun. 30, 2022 ARS ($) shares	Jun. 30, 2019	Jun. 30, 2021 $ / shares	Feb. 17, 2021 ARS ($) shares	Jun. 30, 2020	Oct. 30, 2019 $ / shares	Oct. 30, 2019 ARS ($)	Dec. 05, 2018 $ / shares	Jun. 30, 2018 ARS ($)
Statement [Line Items]
Reserve | $																	$ 993,000,000
Ordinary share capital					10.00%										2.59%	10.00%
Average volume					25.00%											25.00%
Profit of legal reserve, percentage													5.00%
Total capital of legal reserve, percentage													20.00%
Net capital, percentage															2.66%
Top Range [Member]
Statement [Line Items]
Common shares, per share | $ / shares					$ 15.50											$ 15.50
Ordinary shares [Member]
Statement [Line Items]
Ordinary share | $												$ 1,000,000
Common shares, per share | $ / shares			$ 0.1794105273								$ 1			$ 0.26
Public offering shares												90,000,000
Common shares issued		90,000,000										90,000,000
Pre-emptive right amount, new shares		87,264,898
Shares offered percentage		97.00%
Acquisition of treasury shares | $						$ 429,000,000		$ 429,000,000
American depositary shares | $ / shares			4.72		$ 10
Subscription price per shares | $ / shares			$ 0.472
Right to accrue additional new shares		26,017,220
Shares were issued, new		2,735,102
Exercise acquire new shares		90,000,000
Exercise price per shares | $ / shares		$ 0.566
Maturity of shares		5 years
Funds recieved of shares | $									$ 7,612,000,000
Increasing capital stock shares									591,642,804,000,000
Description of common shares				the repurchase plan was completed, and the Company acquired the equivalent of 6,712,465 common shares representing 99.96% of the approved program and 1.34% of Cresud's share capital which correspond to 3,824,035 common shares for a total of ARS 244 and 288,843 ADRs (representative of 2,888,430 common shares) for a total of USD 2.9 (equivalent to ARS 184)			the Company acquired the equivalent of 6,394,009 common shares representing 99.97% of the approved program and 1.27% of Cresud's share capital, which correspond to 1,095,009 common shares for a total of ARS 74 and 529,900 ADRs (representing 5,299,000 common shares) for a total of USD 6.5 (equivalent to ARS 354)			the Company acquired 3,211,786 common shares (NPV $ 1 per share) for a total of ARS 198.36 and 1,433,874 ADRs (representing 14,338,740 common shares) in various transactions. for a total of USD 27.19 (equivalent to ARS 892.12), completing the terms and conditions of the own share buy-back plan. As of the date of issuance of these financial statements, no deadline has been established for the sale of the acquired shares
Net capital of treasury shares | $															$ 499,000,000
Description of treasury shares	The number of shares distributed was 13,000,000, which constitutes 0.026 shares per common share and 0.26 per ADS, and a percentage of 2.59% of the capital of ARS 502 and 2.66% of the net capital which exclude treasury shares of ARS 499